LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the future policy benefits in the statements of financial position is as follows.

AS AT DEC.31, 2022 AND DEC 31, 2021 US$ MILLIONS	2022	2021
Liability of future policy benefits
Direct Insurance	$3,136	$—
Pension Risk Transfer	2,964	2,171
Deferred profit liability		—
Direct Insurance	24	—
Pension Risk Transfer	187	158
Other contracts and VOBA	1,700	—
Total future policy benefits	$8,011	$2,330
a.Future Policy Benefits
The balances and changes in the liability for future policy benefits are as follows:

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of Expected Net Premiums
Balance at current discount rate, beginning of year	$—	$—	$—
Beginning balance at original discount rate	—	—	—
Effect of changes in cash flow assumptions	—	—	—
Effect of actual variances from expected experience	—	—	—
Adjusted beginning of period balance	—	—	—
Acquisition from business combination	4,142	—	4,142
Issuances	140	—	140
Interest accrual	58	—	58
Net premiums collected	(252)	—	(252)
Ending balance at original discount rate	4,088	—	4,088
Effect of changes in discount rate assumptions	(313)	—	(313)
Balance, end of year	$3,775	$—	$3,775

Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of changes in cash flow assumptions	—	—	—
Effect of actual variances from expected experience	—	4	4
Adjusted beginning of period balance	—	2,075	2,075
Acquisition from business combination	7,614	—	7,614
Issuances	139	1,528	1,667
Interest accrual	104	63	167
Benefit payments	(311)	(142)	(453)
Effect of foreign exchange	—	(219)	(219)
Ending balance at original discount rate	7,546	3,305	10,851
Effect of changes in discount rate assumptions	(635)	(353)	(988)
Effect of foreign exchange	—	11	11
Balance, end of year	6,911	2,963	9,874
			—
Net liability for future policy benefits	3,136	2,964	6,100
Less: Reinsurance recoverables	(64)	(88)	(152)
Net liability for future policy benefits, after reinsurance recoverable	$3,072	$2,876	$5,948

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Pension Risk Transfer	Total
Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	$1,195	$1,195
Transition impacts	126	$126
Beginning balance at original discount rate	1,115	1,115
Effect of actual variances from expected experience	(15)	(15)
Adjusted beginning of period balance	1,100	1,100
Issuances	1,000	1,000
Interest accrual	40	40
Benefit payments	(71)	(71)
Effect of foreign exchange	2	2
Ending balance at original discount rate	2,071	2,071
Effect of changes in discount rate assumptions	97	97
Effect of foreign exchange	3	3
Balance, end of year	2,171	2,171

Net liability for future policy benefits	2,171	2,171
Less: Reinsurance recoverables	(142)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$2,029	$2,029
As at December 31, 2022, there was no present value of expected net premiums.
There were no present value of expected net premiums or net liability for future policy benefits after reinsurance recoverable for the years ended December 31, 2021 and December 31, 2020.

AS AT DEC 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of the liability for future policy benefits (years)	13	9

AS AT DEC 31, 2021 US$ MILLIONS	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of the liability for future policy benefits (years)	—	10
The amount of undiscounted expected gross premiums and expected future benefit payments follows:

AS AT DEC. 31 US$ MILLIONS	2022	2021	2020
Direct Insurance
Expected future benefit payments	$14,524	$—	$—
Expected future gross premiums	9,604	—	—

Pension Risk Transfer
Expected future benefit payments	5,023	3,008	1,195
Expected future gross premiums	—	—	—

Total
Expected future benefit payments	19,547	3,008	1,195
Expected future gross premiums	9,604	—	—
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2022	2021	2020	2022	2021	2020
Direct Insurance	$327	$—	$—	$47	$—	$—
Pension Risk Transfer	1,557	1,017	432	68	45	29
The weighted-average interest rate follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Direct Insurance
Interest accretion rate	5%	—%
Current discount rate	5%	—%

Pension Risk Transfer
Interest accretion rate	3%	4%
Current discount rate	5%	1%

b.Deferred Profit Liability
For limited-pay products, gross premiums received in excess of net premiums are deferred at initial recognition as deferred profit liability (“DPL”). The assumptions and reflection of experience for DPL will be consistent with those used in the liability for future policy benefits, including the remeasurement methodology. The discount rate used in calculating DPL will be consistent with the locked-in rate used for the liability for future policy benefits.
DPL is amortized in income on a constant basis in relation with benefit payments. For life contingent payout annuities DPL is amortized over expected future benefit payments.
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS AT AND FOR THE YEAR ENDED DEC 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$—	$158	$158
Effect of actual variances from expected experience	4	(8)	(4)
Adjusted beginning of period balance	4	150	154
Issuances	—	51	51
Profits deferred	20	—	20
Interest accrual	—	5	5
Amortization	—	(6)	(6)
Effect of foreign exchange		(13)	(13)
Balance, end of year, at locked-in discount rate	$24	$187	$211

AS AT AND FOR THE YEAR ENDED DEC 31, 2021 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$57	$57
Transition impacts	80	80
Adjusted balance, beginning of year	137	137
Effect of actual variances from expected experience	(6)	(6)
Adjusted beginning of period balance	131	131
Issuances	26	26
Interest accrual	2	2
Amortization	(2)	(2)
Effect of foreign exchange	1	1
Balance, end of year, at locked-in discount rate	$158	$158

AS AT AND FOR THE YEAR ENDED DEC 31, 2020 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$41	$41
Effect of changes in locked-in discount rate	—	—
Effect of changes in cash flow assumptions	—	—
Effect of actual variances from expected experience	—	—
Adjusted beginning of period balance	41	41
Issuances	17	17
Interest accrual	1	1
Amortization	(3)	(3)
Effect of foreign exchange	1	1
Balance, end of year, at locked-in discount rate	$57	$57
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“claims”) for health and property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported (“IBNR”) claims and claims that have been reported but not settled. The liability for unpaid claims is estimated based upon American National’s historical experience and actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, less anticipated salvage and subrogation. The effects of the changes are included in the statements of operations in the year in which the changes occur. The time value of money is not taken into account for the purposes of calculating the liability for unpaid claims. There have been no significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022
Unpaid claims balance, beginning	$1,496
Less: Reinsurance recoverables	281
Net beginning balance	1,215
Incurred related to
Current	831
Prior years	(31)
Total incurred claims	800
Paid claims related to
Current	555
Prior years	196
Total paid claims	751
Net balance	1,264
Plus: Reinsurance recoverables	305
Unpaid claims balance, ending	$1,569
The net and gross reserve calculations have shown favourable development as a result of favourable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred claims attributable to insured events of prior years decreased by approximately $31 million during the year of 2022. The favourable development in 2022 was a reflection of lower liability claim settlement costs emerging from commercial automotive, agribusiness, and private passenger automobile lines of business.
The following is information about incurred and paid claims development at December 31, 2022. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurred year. The development tables are only presented for significant short-duration product liabilities. The information about incurred and paid claims development prior to 2022 is presented as supplementary information.

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$503	$489	$481	$474	$467	$465	$463	$462	$461	$460
2014		485	462	456	448	450	447	446	445	445
2015			481	475	469	469	464	464	464	463
2016				531	518	513	509	504	501	502
2017					579	578	570	564	564	562
2018						698	683	658	648	643
2019							713	701	681	669
2020								704	670	651
2021									1,109	1,098
2022										1,237
									Total	$6,730

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$217	319	375	412	431	440	449	451	454	455
2014		192	300	350	387	413	426	432	435	437
2015			187	301	359	402	431	442	447	451
2016				216	333	394	438	458	474	482
2017					232	392	456	490	512	528
2018						285	467	529	565	591
2019							290	469	531	574
2020								303	466	523
2021									618	863
2022										690
									Total	$5,594
All outstanding liabilities before 2013, net of reinsurance										32
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,169
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses at December 31, 2022 was $16 million. We had no short-duration insurance as at December 31, 2021.